Long-Term Investments (Details) - Schedule of equity securities without readily determinable fair values - USD ($)	Jun. 30, 2021	Jun. 30, 2020
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	$ 806,317	$ 510,405
Equity method investments
Total equity method investments	208,467	169,726
Total	1,014,784	680,131
CLPS Lihong [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	558,509	510,405
Huaqin Zhichuang [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	92,928
Huaqin Robot [Member]
Equity investments without readily determinable fair values
Total equity investments without readily determinable fair values	154,880
EMIT [Member]
Equity method investments
Total equity method investments	134,750	169,726
Shier [Member]
Equity method investments
Total equity method investments	$ 73,717